CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Shares	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2010	$ 1,019,930	$ 0	$ 46,081	$ 350,946	$ 671,480	$ (52,329)	$ 1,016,178	$ 3,752
Net income/(loss)	(88,950)				(89,496)		(89,496)	546
Expenses of 2010 common stock-offering	(72)			(72)			(72)
Issuance of shares of restricted share units (127,250, 234,500 and 96,000 in 2011, 2012 and 2013 respectively)	0		128	(128)			0
Cash dividends paid ($0.60 per share in 2011, $0.50 per share in 2012 and $0.15 per share in 2013)	(27,670)				(27,670)		(27,670)
Distribution from Subsidiary to non controlling interest	(2,199)						0	(2,199)
Other comprehensive income (loss)	17,299					17,299	17,299
Amortization of restricted share units	820			820			820
BALANCE, at Dec. 31, 2011	919,158	0	46,209	351,566	554,314	(35,030)	917,059	2,099
Net income/(loss)	(49,056)				(49,263)		(49,263)	207
Issuance of 10,000,000 shares	62,329		10,000	52,329			62,329
Issuance of shares of restricted share units (127,250, 234,500 and 96,000 in 2011, 2012 and 2013 respectively)	0		234	(234)			0
Cash dividends paid ($0.60 per share in 2011, $0.50 per share in 2012 and $0.15 per share in 2013)	(26,623)				(26,623)		(26,623)
Other comprehensive income (loss)	20,302					20,302	20,302
Amortization of restricted share units	730			730			730
BALANCE, at Dec. 31, 2012	926,840	0	56,443	404,391	478,428	(14,728)	924,534	2,306
Net income/(loss)	(38,570)				(37,462)		(37,462)	(1,108)
Issuance of 8% Series B Preferred Shares	47,043	2,000	0	45,043			47,043
Issuance of 8.875% Series C Preferred Shares	47,315	2,000		45,315			47,315
Issuance of common stock under distribution agency agreement	7,045		1,430	5,615			7,045
Issuance of shares of restricted share units (127,250, 234,500 and 96,000 in 2011, 2012 and 2013 respectively)	0		96	(96)			0
Capital contribution of noncontrolling interest owners	10,000						0	10,000
Cash dividends paid ($0.60 per share in 2011, $0.50 per share in 2012 and $0.15 per share in 2013)	(8,529)				(8,529)		(8,529)
Other comprehensive income (loss)	7,939					7,939	7,939
Amortization of restricted share units	469			469			469
Dividends paid on Series B Preferred Shares	(1,889)				(1,889)		(1,889)
BALANCE, at Dec. 31, 2013	$ 997,663	$ 4,000	$ 57,969	$ 500,737	$ 430,548	$ (6,789)	$ 986,465	$ 11,198